Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares issued [abstract]
Balance, beginning of year	$ 1,107,290	$ 1,089,229
Repurchase and cancellation of own shares	(5,929)	(28,303)
Cash consideration of stock options exercised	13,523	12,777
Ascribed value credited to share capital on stock options exercised, net of tax	2,985	4,402
Issuance of shares on settlement of RSUs and PSUs, net of tax	17,631	29,185
Balance, end of year	$ 1,135,500	$ 1,107,290